Average Annual Total Returns - JPMorgan Small Cap Value Portfolio	Apr. 30, 2021
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
10 Years	8.66%
Class A
Average Annual Return:
1 Year	6.34%
5 Years	8.25%
10 Years	7.17%
Class B
Average Annual Return:
1 Year	6.11%
5 Years	7.97%
10 Years	6.90%